Inventories, Net	6 Months Ended
Jun. 30, 2026
Inventories, Net [Abstract]
Inventories, net
5.	Inventories, net

Inventories, net consisted of the following:

	June 30, 2026	December 31, 2025
Raw materials	$12,344,246	$5,833,689
Materials in transit	4,666,469	618,938
Finished goods	184,362	536,386
Spare parts	-	241,568
Less: Obsolete/write-down inventory	-	-
Total, net	$17,195,077	$7,230,581

For the six months ended June 30, 2026 and 2025, no inventory write-down was recognized.

Raw materials represent the materials purchased readily for production and held by the Company in its warehouse.

Materials in transit represent the materials shipping on the road but not yet arrived at the warehouse of the Company. Under the shipment terms of FOB (Free on Board), the risk of loss and damage was transferred from the seller to the buyer when materials were loaded onto the vessel and are a trigger for the purchaser’s legal obligation to pay for the goods, which correspondingly brought the balance of materials in transit recorded under inventories.